GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Balance as of January 1, 2017	461,686
Goodwill acquired in business combination	30,751
Impairment losses	—
Foreign exchange effect	(16,705)

Balance as of December 31, 2017	475,732
Goodwill acquired in business combination	884
Impairment losses	—
Foreign exchange effect	15,353

Balance as of December 31, 2018	491,969

Balance as of December 31, 2018 (US$)	71,554